Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Consolidated Statements of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current year	$ 1,246	$ (327)
Adjustments to prior year	(74)	29
Current tax	1,172	(298)
Deferred tax
Change related to temporary differences	(454)	1,250
Impact of U.S. Tax Reform		(320)
Total deferred tax	(454)	930
Income tax expense	$ 718	$ 632